INTANGIBLE ASSETS (Details) - USD ($)	6 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Customer Relationships	$ 6,115,000	$ 6,115,000
Trade Names	970,000	970,000
Technical Know-how	660,000	660,000
Non-Compete	150,000	150,000
Professional Certifications	15,000	15,000
Total Intangible Assets	7,910,000	7,910,000
Less: Accumulated Amortization	(6,737,000)	(6,156,000)
Intangible Assets, net	$ 1,173,000	$ 1,754,000
Customer Relationships [Member] | Minimum
Intangible Assets Useful Life	5 years
Customer Relationships [Member] | Maximum [Member]
Intangible Assets Useful Life	14 years
Trade Names [Member] | Minimum
Intangible Assets Useful Life	15 years
Trade Names [Member] | Maximum [Member]
Intangible Assets Useful Life	20 years
Technical Know-how [Member]
Intangible Assets Useful Life	10 years
Non-Compete [Member]
Intangible Assets Useful Life	5 years
Professional Certifications [Member] | Minimum
Intangible Assets Useful Life	3 months
Professional Certifications [Member] | Maximum [Member]
Intangible Assets Useful Life	2 years